                      Nicholas | Applegate-Registered Trademark-
                                     MUTUAL FUNDS



--------------------------------------------------------------------------------

PROSPECTUS


This prospectus contains vital information about these Funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these Funds:

-   are not bank deposits
-   are not federally insured
-   are not endorsed by any bank or government agency
-   are not guaranteed to achieve their investment objectives




LIKE ALL MUTUAL FUND SHARES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.




                              GLOBAL INSTITUTIONAL FUNDS


                                   PACIFIC RIM FUND
                                  GREATER CHINA FUND
                                  LATIN AMERICA FUND












                                  November 16, 1997

                                  TABLE OF CONTENTS

                                       OVERVIEW


                                     GLOBAL FUNDS
                                     Pacific Rim Fund
                                     Greater China Fund
                                     Latin America  Fund

                                     YOUR ACCOUNT
                                     Transaction Policies
                                     Dividends and Account Policies
                                     Opening an Account
                                     Adding to an Account
                                     Exchanging Shares
                                     Selling or Redeeming Shares
                                     Signature Guarantees

                             ORGANIZATION AND MANAGEMENT
                                     Investment Adviser Compensation
                                     Administrator Compensation
                                     Distributor
                                     Portfolio Trades
                                     Investment Objectives
                                     Diversification
                                     Portfolio Teams

                       RISK FACTORS AND SPECIAL CONSIDERATIONS

OVERVIEW

--------------------------------------------------------------------------------




    FUND INFORMATION
    Concise Fund descriptions begin on the next page. Each description provides the following information:

    --> GOAL AND STRATEGY. The Fund's particular investment goal and the strategy it intends to use in pursuing that goal.

    --> PORTFOLIO SECURITIES. The primary types of securities in which the Fund invests. Secondary investments are described in "Risk Factors and Special Considerations" at the end of the prospectus.


    --> RISK FACTORS. The major risk factors associated with the Fund. Other risk factors are also described in "Risk Factors and Special
    Considerations."

    --> EXPENSES.  The overall costs borne by an investor in the Fund.


    The shares of the Nicholas-Applegate Pacific Rim Fund, the
    Nicholas-Applegate Greater China Fund, and the Nicholas-Applegate Latin America Fund (the "Fund" or "Funds") represent interests in a diversified pool of securities which are portfolios of the Nicholas-Applegate Mutual Funds (the "Trust"), an open-end management investment company, otherwise known as a mutual fund.

    WHO MAY WANT TO INVEST IN THESE FUNDS
    -    those who are investing for retirement or other long-term goals
    -    those seeking to target investment in a particular region
    - those who are willing to accept higher short-term risks associated with investing in foreign companies along with higher potential long-term results
    -    those who want professional portfolio management
    - those who are seeking funds for the international portion of an asset allocation portfolio

    WHO MAY NOT WANT TO INVEST IN THESE FUNDS
    -    those who are investing with a shorter time frame
    - those who are uncomfortable with an investment that will go up and down in value
    - those who are unable to accept the special risks associated with foreign investing
    *******************************************************


    THE INVESTMENT ADVISER
    Nicholas-Applegate Capital Management (the "Investment Adviser") serves as investment adviser to Funds. The Investment Adviser's affiliates, Nicholas-Applegate - Hong Kong and Nicholas-Applegate - Asia, serve as sub-advisers
    to the Greater China and Pacific Rim Funds.   Arthur E. Nicholas and 14
    other partners with a staff of approximately 350 employees currently manage approximately $30 billion of discretionary assets for numerous clients, including employee benefit plans of corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals.

PACIFIC RIM FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:  Long-term growth of capital.

INVESTMENT STRATEGY:   The Fund's Investment Adviser focuses on a "bottom-up"
analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional fundamental research, calling on the expertise of many external analysts in different countries throughout Asia and the Pacific Rim, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer the potential for capital appreciation.



PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services produced in one or more Pacific Rim countries; (ii) they are organized under the laws of, or have a principal office in, a Pacific Rim country; (iii) they maintain 50% or more of their assets in one or more Pacific Rim countries; or (iv) the principal trading market for a class of their securities is in a Pacific Rim country. The Fund intends to invest in securities of issuers located in at least three Asian or Pacific Rim countries. These countries may include Australia, China, Hong Kong, Japan, India, Indonesia, South Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan, and Thailand. The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade. The Fund may also use options, futures contracts, forward currency transactions, and interest rate and currency swaps as hedging techniques.



PORTFOLIO MANAGEMENT: The Investment Adviser together with its Hong Kong and Singapore affiliates emphasizes a team approach to portfolio management to maximize overall effectiveness. For a complete listing of the portfolio team, see "Portfolio Teams".

RISK FACTORS. The value of the Fund's investments varies day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in countries with emerging markets. Certain Asian and Pacific Rim countries may have relatively unstable governments, economies based on only a few industries or heavily dependent upon foreign trade, and securities markets that trade infrequently or in low volumes. Lower rated debt securities and securities of smaller issuers are considered speculative and subject to greater volatility and risk of loss than higher rated securities and securities of larger, more established companies. For a further explanation, see "Risk Factors and Special Considerations".

--------------------------------------------------------------------------------

INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show the expected expenses for the Fund for its first year of operations. Actual expenses may be more or less than those shown.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                                                 None
------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
  purchase price or redemption proceeds, whichever is lower)                         None
------------------------------------------------------------------------------------------
Redemption fee                                                                       None
------------------------------------------------------------------------------------------
Exchange fee                                                                         None
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------------------
Management fees                                                                     1.00%
------------------------------------------------------------------------------------------
12b-1 expenses                                                                       None
------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                          0.40%
------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                                1.40%
------------------------------------------------------------------------------------------

(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses and Other expenses are expected to be 3.00% and 2.00%, respectively, absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

-----------------------
    1 YEAR   3 YEARS
-----------------------
     $14       $44
-----------------------

THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

GREATER CHINA FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE: Long term growth of capital.

INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional research, calling on the expertise of many external analysts throughout Asia, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer the potential for capital appreciation.

PRINCIPAL INVESTMENT: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers that satisfy at least one of the following criteria: (i) their securities are traded principally on stock exchanges in China, Hong Kong or Taiwan, (ii) they derive 50% or more of their total revenue from goods produced, sales made or services performed in China, Hong Kong or Taiwan, (iii) they maintain 50% or more of their assets in any of China, Hong Kong or Taiwan, or (iv) they are organized under the laws of China, Hong Kong or Taiwan.The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade. The Fund may also use options, futures contracts, currency swaps and forward currency transactions as hedging techniuqes.

PORTFOLIO MANAGEMENT: The Investment Adviser together with its Hong Kong and Singapore affiliates emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete listing of the portfolio teams, see "Portfolio Teams".

RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing values in foreign currencies, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. Because the Fund invests its assets primarily in securities of issuers operating in the greater China area, its performance is closely tied to economic and political conditions in the area and the Fund's performance will be more volatile than more geographically diversified funds. Lower rated debt securities and securities of smaller issuers are considered speculative and subject to greater volatility and risk of loss than higher rated securities and securities of larger, more established companies. For a further explanation see "Risk Factors and Special Considerations".

--------------------------------------------------------------------------------

INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below show expenses expected for the Fund in its first year of operation. Actual expenses may be more or less than those shown.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                                                 None
------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original purchase
  price or redemption proceeds, whichever is lower)                                  None
------------------------------------------------------------------------------------------
Redemption fee                                                                       None
------------------------------------------------------------------------------------------
Exchange fee                                                                         None
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------------------
Management fees                                                                     1.00%
------------------------------------------------------------------------------------------
12b-1 expenses                                                                       None
------------------------------------------------------------------------------------------
Other expenses (after expense deferral)(1)                                          0.40%
------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                                1.40%
------------------------------------------------------------------------------------------


(1) The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses and Other expenses are expected to be 3,00% and 2.00%, respectively, absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


-----------------------
  1 YEAR     3 YEARS
-----------------------
   $14        $44
-----------------------

--------------------------------------------------------------------------------
THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

LATIN AMERICA FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:  Long-term growth of capital.

INVESTMENT STRATEGY: The Fund's Investment Adviser focuses on a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies worldwide. It uses a blend of both traditional and fundamental research, calling on expertise of many external analysts in different countries throughout Latin America, and systematic disciplines to uncover signs of "change at the margin" - positive business developments which are not yet fully reflected in a company's stock price. The Investment Adviser does not emphasize any particular company size but instead considers investments which in its opinion offer potential for capital appreciation.

PRINCIPAL INVESTMENTS: Under normal conditions, the Fund invests at least 65% of its total assets in securities of issuers that satisfy at least one of the following criteria: (i) they derive 50% or more of their total revenue from goods produced, sales made or services performed in one or more Latin American countries, (ii) they are organized under the laws of, or have a principal office in, a Latin American country; (iii) they maintain 50% or more of their assets in one or more Latin American countries, or (iv) the principal trading market for a class of their securities is in a Latin American country. The Fund intends to invest in securities of issuers located in at least three Latin American countries. These countries may include:
Argentina, the Bahamas, Barbados, Belize, Bolivia, Brazil, Chile, Columbia, Costa Rica, Dominican Republic, Ecuador, El Salvador, French Guiana, Guatamala, Guyana, Haiti, Honduras, Jamaica, Mexico, the Netherlands Antilles, Nicaragua, Panama, Paraguay, Peru, Suriname, Trinidad and Tobago, Uruguay and Venezuela. The Fund invests the remainder primarily in a combination of equity and debt securities of issuers located throughout the world. The Fund may invest up to 35% of its net assets in debt securities rated below investment grade. The Fund may also use options, futures contracts, currency swaps and forward currency transactions as hedging techniques.

PORTFOLIO MANAGEMENT: The Investment Adviser emphasizes a team approach to portfolio management to maximize its overall effectiveness. For a complete list of the portfolio team, see "Portfolio Teams".

RISK FACTORS: The value of the Fund's investments varies from day to day in response to the activities of individual companies and general market and economic conditions. As with any international fund, performance also depends upon changing currency values, different political and regulatory environments, and other overall economic factors in the countries where the Fund invests. These risks are magnified in many Latin American countries, since these countries may have unstable governments, less established markets, and volatile currencies. Lower rated debt securities and securities of smaller issuers are considered speculative and subject to greater volatility and risk of loss than higher rated securities and securities of larger, more established companies. For a further explanation, see "Risk Factors and Special Considerations".

--------------------------------------------------------------------------------
INVESTOR EXPENSES: Investors pay various expenses, either directly or indirectly. The figures below are the expected expenses for the Fund for its first year of operation. Actual expenses may be more or less than those shown.


------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:
------------------------------------------------------------------------------------------
Maximum sales charge on purchases (as a percentage of offering price)                None
------------------------------------------------------------------------------------------
Sales charge on reinvested dividends                                                 None
------------------------------------------------------------------------------------------
Deferred sales charge (as a percentage of original
  purchase price or redemption proceeds, whichever is lower)                         None
------------------------------------------------------------------------------------------
Redemption fee                                                                       None
------------------------------------------------------------------------------------------
Exchange fee                                                                         None
------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS:
(AFTER EXPENSE DEFERRAL)
------------------------------------------------------------------------------------------
Management fees                                                                     1.25%
------------------------------------------------------------------------------------------
12b-1 expenses                                                                       None
------------------------------------------------------------------------------------------
 Other expenses (after expense deferral)(1)                                         0.40%
------------------------------------------------------------------------------------------
Total operating expenses (after expense deferral)(1)                                1.65%
------------------------------------------------------------------------------------------

(1.)The Investment Adviser has agreed to waive or defer its management fees and to absorb other operating expenses payable by the Fund. Total operating expenses and Other expenses are expected to be 3,25% and 2.00%, respectively, absent the deferral. See "Investment Adviser Compensation".

EXAMPLE: The table shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.
-----------------------
  1 YEAR    3 YEARS
-----------------------
   $17        $52
-----------------------


THIS EXAMPLE IS FOR COMPARISON PURPOSES ONLY AND IS NOT A REPRESENTATION OF THE FUND'S ACTUAL EXPENSES AND RETURNS, EITHER PAST OR FUTURE.

 YOUR ACCOUNT
-------------
TRANSACTION POLICIES


PURCHASE OF SHARES. Shares are offered at net asset value without a sales charge to qualified retirement plans, financial and other institutions and "wrap accounts." The minimum initial investment is $250,000, and the minimum subsequent investment is $10,000. The Distributor may waive these minimums from time to time.


VALUATION OF SHARES The net asset value per share (NAV) for a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern Time) by dividing a Fund's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.

EXECUTION OF REQUESTS Each Fund is open on those days when the New York Stock Exchange is open, usually Monday - Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing. Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.


In unusual circumstances, any Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer ID number and other relevant information. If these measures are not taken, your Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to the transfer agent. Certificated shares can only be sold by returning the certificates to the transfer agent, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

SHAREHOLDER INQUIRIES Shareholder inquiries should be addressed to the Trust, c/o the Trust's transfer agent,

State Street Bank and Trust Company,
Attention: Nicholas-Applegate Mutual Funds,
P.O. Box 8326,
Boston, MA  02266-8326.

Telephone inquiries can be made by calling 1-800-551-8043 or, from outside the U.S. 1-617-774-5000 (collect).

FEATURES AND ACCOUNT POLICIES

The services referred to below may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the Transfer Agent at the address and telephone number provided above.

RETIREMENT PLANS You may invest in each Fund through various retirement plans, including IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.


ACCOUNT STATEMENTS  In general, you will receive account statements as follows:
-   After every transaction that affects your account balance.
-   After any changes of name or address of the registered owner(s).
-   In all other circumstances, every quarter.

Every year you will also receive an applicable tax information statement, mailed by January 31.


DIVIDENDS The Funds generally distribute most or all of their net earnings in the form of dividends. Each Fund pays dividends and capital gains annually.

DIVIDEND REINVESTMENTS If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the ex-dividend date. Alternatively, you can choose to have a check for your dividends mailed to you.

TAXABILITY OF DIVIDENDS As long as a Fund meets the requirements for being a tax-qualified regulated investment company, which each Fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a Fund whether reinvested or taken as cash, are generally considered taxable. Dividends from a Fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The tax information statement that is mailed to you details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than the Fund minimum, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.

AUTOMATIC WITHDRAWALS You may make automatic withdrawals from a Fund of $250 or more on a monthly or quarterly basis if you have an account of $15,000 or more in the Fund. Withdrawal proceeds will normally be received prior to the end of the month or quarter. See the account application for further information.


AUTOMATIC INVESTMENT PLAN You may make regular monthly or quarterly investments in a Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the transfer agent at 1-800-551-8043.

CROSS-REINVESTMENT You may cross-reinvest dividends or dividends and capital gains distributions paid by one Fund into shares of another Fund, subject to conditions outlined in the Statement of Additional Information and the applicable provisions of the qualified retirement plan.

SIMPLIFIED ACCOUNT INFORMATION
------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                      OPENING AN ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------------
This is the minimum                                                        $250,000
initial investment
-----------------------------------------------------------------------------------------------------------------------------------
Use this type of                                                       New Account Form
application                                                            (Non-Retirement)
-----------------------------------------------------------------------------------------------------------------------------------
Before completing the                Each Fund offers a variety of features, which are described in the "Your Account"
application                      section of this prospectus.  Please read this section before completing the application.
-----------------------------------------------------------------------------------------------------------------------------------
Completing the                               If you need assistance, contact your financial representative,
application                                                           or call the Trust.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money                Mail application and check, payable to: NICHOLAS-APPLEGATE MUTUAL FUNDS,
by CHECK                           PO BOX 8326, BOSTON, MA 02266-8326.  The Trust WILL NOT accept third-party checks.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money            Please read the bank wire or ACH section under the "Buying Shares" section below.
by BANK WIRE or ACH               You will need an account number with the Trust by sending a completed application to:
                                              NICHOLAS-APPLEGATE MUTUAL FUNDS, PO BOX 8326, BOSTON, MA 02266 8326.
                        To receive your account number, call either your financial representative or the Trust at (800)551-8043.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                        BUYING SHARES
-----------------------------------------------------------------------------------------------------------------------------------
This is the minimum                                                        $10,000
additional investment
-----------------------------------------------------------------------------------------------------------------------------------
The price you will receive                   The Trust is open on days that the New York Stock Exchange is open.
                                  All transactions received in good order before the market closes receive that day's price.
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money                        Instruct your bank to wire the amount you wish to invest to:
by BANK WIRE                                          STATE STREET BANK & TRUST CO. - ABA #011000028
                                                                       DDA #9904-645-0
                                                             STATE STREET BOS, ATTN: MUTUAL FUNDS
                                     CREDIT: NICHOLAS-APPLEGATE [FUND NAME], [YOUR NAME],[ACCOUNT NAME/NUMBER OR NUMBER]
-----------------------------------------------------------------------------------------------------------------------------------
If you are sending money  Call your bank to ensure (1) that your bank supports ACH, and (2) this feature is active on your bank
by ACH                   account.  To establish this option, either complete the appropriate sections when opening an account, or contact your financial representative or the Trust at (800) 551-8043 for further information.
                                                To initiate an ACH purchase, call the Trust at (800)551-8043.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                                                                      EXCHANGING SHARES
-----------------------------------------------------------------------------------------------------------------------------------
This is the minimum                                                       $250,000
exchange amount to open
a new account
-----------------------------------------------------------------------------------------------------------------------------------
The price you                                The Trust is open on days that the New York Stock Exchange is open.
will receive                    All transactions received in good order before the market closes receive that day's price.
-----------------------------------------------------------------------------------------------------------------------------------
Things you should        The exchange must be to another Institutional Portfolio in an account with the same account registration.
know                                If opening an account as part of an exchange, you must obtain and read the prospectus.
                         If you intend to keep money in the portfolio you are exchanging from, make sure that you leave an amount equal or greater that the portfolio's minimum account size (see the "Opening an Account" section).
                                     To protect other investors, the Trust may limit the number of exchanges you can make.
-----------------------------------------------------------------------------------------------------------------------------------
How to request an                      Either contact your financial representative, or call the Trust at (800) 551-8043.
exchange by PHONE            The Trust will accept a request by phone if this feature was previously established on your account.
                                                      See the Your Account section for further information.
-----------------------------------------------------------------------------------------------------------------------------------
How to request an       Please put your exchange request in writing, including: the name on the account, the name of the Fund or
exchange by MAIL       portfolio and the account number you are exchanging from, the shares or dollar amount you wish to exchange, and the fund or portfolio you wish to exchange to.  Mail this request to: PO BOX 8326, BOSTON, MA 02266-
                                                                             8326.
-----------------------------------------------------------------------------------------------------------------------------------


                        -----------------------------------------------------------------------------------------------------------
                                                                               SELLING OR REDEEMING SHARES
                        -----------------------------------------------------------------------------------------------------------

                                               IN WRITING                                            BY PHONE
-----------------------------------------------------------------------------------------------------------------------------------
                          Certain requests may require a SIGNATURE GUARANTEE.    Selling shares by phone is a service option which
                         See that section below for further information.  You       must be established on your account prior to
                                   may sell up to the full account value.         making a request.  See the "Your Account" section,
    Things you               The Trust may have additional requirements for          or contact your financial representative,
   should know             redeeming shares.  Please call the Trust for more           or the Trust at (800) 551-8043 for
                                            information.                                      further information.
                                                                                    The maximum amount which may be requested
                                                                                 by phone, regardless of account size, is $50,000.
                                                                                  Amounts greater than that must be requested in
                                                                                       writing.   If you wish to receive your
                                                                                      monies by bank wire, the minimum request
                                                                                                     is $5,000.
                        -----------------------------------------------------------------------------------------------------------
                                If you purchased shares through a financial representative, or a plan administrator/sponsor, you should call them regarding the most efficient way to sell shares.
                                     If you bought shares recently by check, they may not be available to be sold for up to
                                                        15 calendar days from the date of purchase.
                                           Sales by a corporation, trust or fiduciary may have special requirements.
                                        Please call your financial representative or the Trust for further information.
-----------------------------------------------------------------------------------------------------------------------------------
The price you                                 The Trust is open on days that the New York Stock Exchange is open.
will receive                     All transactions received in good order before the market closes receive that day's price.
-----------------------------------------------------------------------------------------------------------------------------------
  If you want to receive    Please put your request in writing, including: the     Either contact your financial representative
your monies by BANK WIRE      name of the account owners, account number and            or call the Trust at (800) 551-8043.
                             Fund you are redeeming from, the share or dollar     The proceeds will be sent to the existing bank
                              amount you wish to sell, signed by all account             wire address listed on the account.
                                        owners.  Mail this request to:
                                       NICHOLAS-APPLEGATE MUTUAL FUNDS,
                                     PO BOX 8326, BOSTON, MA 02266 8326.
                             The check will be sent to the existing bank wire
                                        address listed on the account.
-----------------------------------------------------------------------------------------------------------------------------------
If you want to receive            Please call the Trust at (800) 551-8043.       Either contact your financial representative or
 your monies by ACH                                                                      call the Trust at (800) 551-8043.
                                                                                  The proceeds will be sent to the existing ACH
                                                                                      instructions on the account and will
                                                                                     generally be received at your bank two
                                                                                  business days after your request is received.
-----------------------------------------------------------------------------------------------------------------------------------

                        -----------------------------------------------------------------------------------------------------------
                                                                       SIGNATURE GUARANTEES
-----------------------------------------------------------------------------------------------------------------------------------
A definition            A signature guarantee is required of a financial institution to verify the authenticity of an individual's signature.  It can usually be obtained from a broker, commercial or savings bank, or credit union.
-----------------------------------------------------------------------------------------------------------------------------------
When you need one                 A signature guarantee is needed when making a written request for the following reasons:
                                                  1. When selling more than $50,000 worth of shares;
                       2. When you want a check or bank wire sent to a name or address that is not currently listed on the account
                            3.  To sell shares from an account controlled by a corporation, partnership, trust or fiduciary; or
                                                  4.  If your address was changed within the last 60 days.
-----------------------------------------------------------------------------------------------------------------------------------


ORGANIZATION AND MANAGEMENT
---------------------------



INVESTMENT ADVISER COMPENSATION. Pursuant to an investment advisory agreement, the Pacific Rim Growth Fund and the Greater China Fund each pays advisory fees at the annual rate of 1.00% of its net assets; the Latin America Fund pays at the annual rate of 1.25% of its net assets.

The Investment Adviser has agreed to waive or defer its management fees payable by each Fund, and to absorb other operating expenses of each Fund, so that the expenses will not exceed the following expense ratios on an annual basis through March 31, 1998: Pacific Rim Fund and Greater China Fund - 1.40%; and Latin America Fund - 1.65%. Each Fund will reimburse the Investment Adviser for fees deferred or other expenses paid pursuant to this Agreement in later years in which operating expenses for the Fund are less than the percentage limitation set forth above.



SUB-ADVISERS. To assist it in the management of the Pacific Rim Fund, the Investment Adviser has entered into sub-advisory agreements with its investment advisory affiliates, Nicholas Applegate Capital Management -Hong Kong, 6th Floor, Three Exchange Square, 8 Connaught Place, Hong Kong, and Nicholas Applegate Capital Management - Asia, 65 Chulia Street #3201/04 OCBC Centre, Singapore (the "Sub-Advisers"). Its Hong Kong affiliate also acts as sub-adviser to the Greater China Fund. Pursuant to each sub-advisory agreement, the Investment Adviser pays each of its affilates a fee ranging from 20% to 40% of the fee it receives. To the extent the Investment Adviser waives its management fee under circumstances outlined above, the Sub-Advisers will also waive or defer their fees.



ADMINISTRATOR COMPENSATION. The Funds pay administrative fees for administrative personnel and services (including certain legal and financial reporting services). Each Fund pays Nicholas-Applegate Capital Management an annual fee of .10% of net assets. Each Fund pays Investment Company Administration Corporation (ICAC) an annual fee of $5,000 - $35,000. In addition, each Fund pays ICAC a fee at an annual rate equal to 0.15% of average net assets.


DISTRIBUTOR OF THE FUND'S SHARES:
Nicholas-Applegate Securities
600 West Broadway, 30th Floor
San Diego, California  92101
(800) 551-8045


PORTFOLIO TRADES. The Investment Adviser is responsible for each Fund's portfolio transactions. The Sub-Advisers also have responsibility for the Greater China and Pacific Rim Funds' portfolio transactions. In placing portfolio trades, the Investment Adviser and its Sub-Advisers may use brokerage firms that sell shares of the Funds or that provide research services to the Investment Adviser or its Sub-Advisers, but only when the Investment Adviser believes no other firm offers a better combination of quality execution (i.e. timeliness and completeness) and favorable price. The Investment Adviser expects annual portfolio turnover up to 200%. This is generally higher than other funds and will result in the Funds incurring higher brokerage costs.


INVESTMENT OBJECTIVE. Each Fund's investment objective is fundamental and may only be changed with shareholder approval. Other fundamental limitations are described in the Statement of Additional Information.

DIVERSIFICATION.  Each of the Funds is diversified.

-------------------------------------------------------------------------------
PORTFOLIO TEAMS
-------------------------------------------------------------------------------

NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
Catherine Somhegyi, Partner
Chief Investment Officer - Global Equity
   Management
Joined the firm in 1987; prior investment experience with Professional Asset Securities, Inc.
   and Pacific Century Advisers
M.B.A. and B.S. - University of Southern
   California
GREATER CHINA, PACIFIC RIM, AND LATIN AMERICA FUNDS

Larry Speidell, CFA, Partner
Director of Global Systematic Portfolio
   Management and Research
Joined the firm in 1994; 23 years prior investment experience with Batterymarch Financial
   Management and Putnam Management
   Company
M.B.A. - Harvard University; B.E. - Yale
   University
GREATER CHINA, PACIFIC RIM, AND LATIN AMERICA FUNDS

Jon Borchardt
Joined firm in 1994; 5 years prior investment
   experience with Union Bank
B.S. University of San Fransisco
LATIN AMERICA FUND

Aaron Harris
Joined the firm in 1995; 1 year prior investment
   experience at Chemical Bank
B.A. Princeton University
LATIN AMERICA FUND

Pedro Marcal
Joined the firm in 1994; 5 years prior investment experience with A.B. Laffer, V.A. Canto &
   Associates, and A-Mark Precious Metals
B.A. - University of California, San Diego
GREATER CHINA AND PACIFIC RIM FUNDS

Eswar Menon
Joined the firm in 1995; 5 years prior investment experience with Koeneman Capital Management and Integrated Device Technology
M.B.A. - University of Chicago;
B.S. - Indian Institute of Technology, Madras
GREATER CHINA AND PACIFIC RIM FUNDS

Ernesto Ramos, Ph.D
Joined the firm in 1994; 14 years prior investment and quantitative research experience with
   Batterymarch Financial Management; Bolt
   Beraneck & Newman Inc.; and Harvard University
Ph.D - Harvard University; B.S. Massachusetts
   Institute of Technology
LATIN AMERICA FUND

Julia Sze
Joined the firm in 1997; 8 years prior experience with Credit Lyonnais International Asset
   Management and Indosuez Asset Management
M.A. and B.A. Stanford University
PACIFIC RIM FUND

NACM - HONG KONG

Robert Brewis
Joined the firm in 1997; 9 years prior investment experience with Credit Lyonnais International and Thornton Asset Management
M.A. and B.A. - Cambridge University
GREATER CHINA AND PACIFIC RIM FUNDS

Timothy  Greaton
Joined the firm in 1997; 7 years prior investment experience with Credit Lyonnais International
   Asset Management
B.A. - Middlebury College; also attended graduate programs at Taiwan University and Nanjing
   University
GREATER CHINA AND PACIFIC RIM FUNDS

NACM - ASIA

Yeo Boon Hong
Joined the firm in 1997; 8 years prior investment experience with Credit Lyonnais International
   Asset Management and Indosuez Asset
   Management.
M.S. - Unversity of British Columbia; B.A.
   University of Windsor
PACIFIC RIM FUND

Reginald Tang
Joined firm in 1997; 6 years prior investment experience with Credit Lyonnais International
   Asset Management and Mercury Asset Management.
B.S. - Wharton School, University of Pennsylvania
PACIFIC RIM FUND

-------------------------------------------------------------------------------
RISK FACTORS AND SPECIAL
CONSIDERATIONS
-------------------------------------------------------------------------------

MUTUAL FUND CONSIDERATIONS IN GENERAL
Prospective investors should know that any mutual fund investment is subject to normal market fluctuations and other risks inherent in investing in securities. There can be no assurance that your investment will increase in value. The value of your investment will go up and down depending upon market forces and you may not recoup your original investment. You should consider an investment in any of the Funds a long-term investment.

DERIVATIVE CONTRACTS AND SECURITIES CONSIDERATIONS
The term "derivative" traditionally applies to certain contracts that "derive" their value from changes in the value of the underlying securities, currencies, commodities or index. Investors refer to certain types of securities that incorporate the performance characteristics of these contracts as derivatives. Derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These include swap agreements, options, futures, and convertible securities. The Funds seek to use derivative contracts and securities to reduce a Fund's volatility and increase its total performance. While the price reaction of certain derivatives to market changes may differ from traditional investments such as stocks and bonds, derivatives do not necessarily present greater market risks than traditional investments. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. The Funds will only use derivatives in a manner consistent with the investment objectives, policies and limitations of the Funds.


GLOBAL INVESTING CONSIDERATIONS

CURRENCY FLUCTUATIONS
Because the assets of each Fund will be invested in instruments issued by foreign companies, the principal, income and sales proceeds may be paid to the Funds in local foreign currencies. A reduction in the value of local currencies relative to the U.S. dollar could mean a corresponding reduction in the value of the Funds. The value of a foreign security generally tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls
against such currency.   The Funds may incur costs in connection with
conversions between currencies.

Some countries may also have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies. Further, certain currencies may not be internationally traded. Any devaluation in currencies in which a Fund's portfolio securities are denominated may have a detrimental effect on the Fund.


SOCIAL, POLITICAL AND ECONOMIC FACTORS
The economies of many of the countries where the Funds may invest may be subject to a substantially greater degree of social, political and economic instability than the United States. Such instability may result from, among other things, the following: authoritarian governments; popular unrest associated with demands for improved political, economic and social conditions; internal insurgencies and terrorist activities; hostile relations with neighboring countries; and drug trafficking. This instability might impair the financial condition of issuers or disrupt the financial markets in which the Funds invest.


Hong Kong transferred its sovereignty from Great Britain to the Peoples Republic of China in 1997. China has espoused policies antagonistic to free enterprise capitalism and democracy. There can be no assurance that China will continue to protect property rights in Hong Kong after 1997, although China has moved toward free enterprise, and has established stock exchanges of its own.


The economies of foreign countries may differ favorably or unfavorably and significantly from the economy of the United States in such respects as the rate of growth of gross domestic product, rate of inflation, currency depreciation, savings rates, fiscal balances, and balance of payments positions. Governments of many foreign countries continue to exercise substantial control over private enterprise and own or control many companies. Government actions could have a significant impact on economic conditions in certain countries which could affect the value of the securities of the Funds. For example, a foreign country could nationalize an entire industry. In such a case, the Funds may not be fairly compensated for their losses and might lose their entire investment in the country involved.

The economies of certain foreign countries are heavily dependent upon international trade and accordingly are affected by protective trade barriers and the economic conditions of their trading partners. The enactment by the United States or other principal trading partners of protectionist legislation could have a significant adverse effect on the securities markets of these countries. Some foreign countries (mostly in Latin America) are large debtors of commercial banks, foreign governments, and supranational organizations. These obligations, as well as future restructurings of debt, may affect the economic performance and political and social stability of these countries.

INFLATION
Certain foreign countries, especially many emerging countries, have experienced substantial, and in some periods extremely high and volatile, rates of
inflation.   Rapid fluctuations in inflation rates and wage and price controls may continue to have unpredictable effects on the economies, companies and securities markets of these countries.

MARKET CHARACTERISTICS

DIFFERENCES IN SECURITIES MARKETS. The securities markets in foreign countries have substantially less trading volume than the markets in the United States and debt and equity securities of many companies listed on such markets may be less liquid and more volatile than comparable securities in the United States. Some of the stock exchanges in foreign countries, to the extent that established markets exist, are in the earlier stages of their development. The limited liquidity of certain securities markets may affect the ability of each Fund to buy and sell securities at the desired price and time. In addition, the securities markets of some foreign countries are susceptible to being influenced by large investors trading significant blocks of stocks.

Trading practices in certain foreign countries are also significantly different from those in the United States. Local commercial, corporation and securities laws govern the sale and resale of securities, and certain restrictions may apply. Although brokerage commissions are generally higher than those in the U.S., the Investment Adviser will seek to achieve the most favorable net results. In addition, securities settlements and clearance procedures may be less developed and less reliable than those in the United States. Delays in settlement could result in temporary periods in which the assets of the Funds are not fully invested, or it could result in the Fund being unable to sell a security in a falling market.

GOVERNMENT SUPERVISION OF SECURITIES MARKETS. Disclosure and regulatory standards in many foreign countries are in many respects less stringent than those in the United States. There may be less government supervision and regulation of securities exchanges, listed companies, investors, and brokers in foreign countries than in the United States, and enforcement of existing regulations may be extremely limited.

FINANCIAL INFORMATION AND REPORTING STANDARDS. Issuers in foreign countries are generally subject to accounting, auditing, and financial standards and requirements that differ, in some cases materially, from those in the United States. In particular, the assets and profits appearing in financial statements may not reflect their financial position or results in the way they would be reflected had the statements been prepared in accordance with U.S. generally accepted accounting principles. Consequently, financial data may not reflect the true condition of those issuers and securities markets.

THE FUNDS' INVESTMENTS

EQUITY SECURITIES Each of the Funds will buy equity securities, including common stocks, convertible securities, and warrants. Equity securities represent an ownership interest in a company. The Funds may invest in growth companies, cyclical companies, companies with smaller market capitalizations, or companies believed to be undergoing a basic change in operations or markets. Although equity securities have a history of long-term growth in value, their prices rise and fall as a result of changes in the company's financial condition as well as movements in the overall securities markets.

SMALL ISSUERS
Each Fund may invest in small to medium-size companies. Smaller and medium-size issuers may be less seasoned, have more limited product lines, markets, financial resources and management depth, and be more susceptible to adverse market conditions than larger issuers. As a result, the securities of much smaller issuers may be less actively traded than those of larger issuers and may also experience greater market volatility.

CONVERTIBLE SECURITIES
Each Fund may invest in convertible securities. A convertible security is a fixed income equity security that may be converted into a prescribed amount of common stock at a specified formula. A convertible security entitles the owner to receive interest until the security matures or is converted. Convertibles have several unique investment characteristics such as: (a) higher yields than common stocks but lower yields than straight debt securities; (b) lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics; and (c) potential for capital appreciation if the market price of the underlying security increases.


CORPORATE DEBT SECURITIES
Each Fund may invest in investment grade and non-investment grade corporate debt securities. Corporate debt securities are subject to the risk of an issuer's inability to meet principal and interest payments on the obligation (credit risk) and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity (market risk). When interest rates decline, the value of the Funds' debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline.

Bonds rated BBB or Baa are investment grade securities but may have speculative characteristics and changes in economic circumstances are more likely to lead to a weakened capacity to make interest and principal payments than higher rated bonds.

Bonds rated BB or Ba are below investment grade and usually offer higher yields than higher-rated securities because of reduced creditworthiness and increased risk of default. They are more likely to react to market developments and credit risks than are more highly rated obligations, which react primarily to movements in the level of interest rates. In the past, economic downturns or increases in interest rates caused a higher incidence of default by issuers of lower rated securities.

In some cases, such obligations may be highly speculative, and may have poor prospects for reaching investment grade. To the extent the issuer defaults, a Fund may incur additional expenses in order to enforce its rights or to participate in a restructuring of the obligation. In addition, the prices of lower rated securities generally tend to be more volatile and the markets less liquid than those of higher rated securities. Consequently, the Funds may at times experience difficulty in liquidating their investments at the desired time and price. For a further explanation of these ratings, see the Corporate Bond Ratings at the end of the Statement of Additional Information.

The Funds will not invest in bonds rated below C or determined by the Investment Adviser to be equivalent at the time of purchase. Such bonds are considered to have poor prospects of attaining real investment standing, and the issuer may be in bankruptcy.



SOVEREIGN DEBT SECURITIES Each Fund may invest without limitation in sovereign debt securities issued by governments of foreign countries. The sovereign debt in which a Fund may invest may be rated below investment grade, subject to the Fund's overall limit on such investments. These securities usually offer higher yields than higher rated securities but are also subject to greater risk than higher rated securities.


BRADY BONDS
The Funds may invest in a type of sovereign debt known as Brady Bonds. These obligations were created under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady, in which foreign entities issued these obligations in exchange for their existing commercial bank loans. Brady Bonds have been issued by Argentina, Brazil, Costa Rica, Dominican Republic, Mexico, Philippines, Uruguay and Venezuela, and may be issued by other emerging countries.

Brady Bonds may be collateralized or uncollateralized, are issued in various currencies, and are actively traded in the over-the counter securities markets. In light of the history of loan defaults of countries issuing Brady Bonds, investment in Brady Bonds may be viewed as speculative.

INVESTMENT COMPANY SECURITIES.
Each Fund may invest up to 10% of its total assets in the shares of other investment companies. The Funds may invest in money market mutual funds in connection with the management of their daily cash positions. The Funds may also make indirect foreign investments through other investment companies that have comparable investment objectives and policies as the Funds. In addition to the advisory and operational fees each Fund bears directly in connection with its own operation, the Funds would also bear their pro rata portions of each other investment company's advisory and operational expenses.

ILLIQUID SECURITIES
Each Fund may invest up to 15% of its net assets in securities that are considered illiquid. An illiquid investment is generally an investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund values it. Limitations on resale may adversely affect the marketability of illiquid securities and the Fund may not be able to dispose of these securities at the desired time and price. A Fund may bear additional expenses if it has to register these securities before being resold.

TEMPORARY INVESTMENTS
Each Fund may from time to time on a temporary basis to maintain liquidity or when the Investment Adviser determines that the market conditions call for a temporary defensive posture, invest all of its assets in short-term instruments. These temporary investments include: notes issued or guaranteed by the U.S. government, its agencies or instrumentalities; commercial paper rated in the highest two rating categories; certificates of deposit; repurchase agreements and other high grade corporate debt securities.

THE FUNDS' INVESTMENT TECHNIQUES

REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements. A repurchase agreement is the purchase by the Fund of a security that seller has agreed to buy back, usually within one to seven days. The seller's promise to repurchase the security is fully collateralized by securities equal in value to 102% of the purchase price, including accrued interest. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time. The Funds enter into these agreements only with brokers, dealers, or banks that meet credit quality standards established by the Board of Trustees of the Trust.


REVERSE REPURCHASE AGREEMENTS
Each Fund may enter into reverse repurchase agreements. Similar to borrowing cash, these transactions involve the selling by the Fund of a portfolio security to a financial institution with a promise to repurchase the same security in the future at a predetermined price plus interest. The Fund uses the proceeds of the sale to purchase other securities which are segregated at trade date and marked to the market daily and maintained until the Fund settles the transaction. Modern portfolio managers regularly use this type of technique which is also a form of investment leverage. Leveraging involves a small investment of money relative to the magnitude of the risk assumed. It also creates an opportunity for magnified capital appreciation in a rising market but at the same time, creates greater potential for magnified losses in a declining market than if the Fund were not leveraged.

SECURITIES SWAPS
Each Fund may enter into securities swaps, a technique primarily used to indirectly participate in the securities market of a country from which a Fund otherwise would be precluded for lack of an established securities custody and safekeeping system. The Fund deposits an amount of cash with its custodian (or the broker, if legally permitted) in an amount equal to the selling price of the underlying security. Thereafter, the Fund pays or receives cash from the broker equal to the change in the value of the underlying security.

SHORT SALES
Each Fund may maintain short  positions in securities.   A "short sale" is the
sale by the Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security drops, the Fund will make a profit by purchasing the security in the open market at lower price than at which it sold the security. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. A short sale can be covered or uncovered. In a covered short sale, the Fund either (1) borrows and sells securities it already owns (also known as a short sale "against the box"), or
(2) deposits in a segregated account cash, U.S. government securities, or other liquid securities in an amount equal to the difference between the market value of the securities and the short sale price. Use of uncovered short sales is a speculative investment technique and has potentially unlimited risk. Accordingly, a Fund will not make uncovered short sales in an amount exceeding the lesser of 2% of the Fund's net assets or 2% of the securities of such class of the issuer. The Board of Trustees has determined that no Fund will make short sales if to do so would create liabilities or require collateral deposits of more than 25% of the Fund's total assets.

WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS
Each Fund may purchase or sell securities for delivery at a future date, generally 15 to 45 days after the commitment is made. The other party's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. A Fund may not purchase when-issued securities or enter into delayed delivery transactions if, as a result, more than 15% of the Fund's net assets would be segregated to cover such securities.


BORROWING
As a part of its investment program, each Fund may borrow money from financial institutions and through reverse repurchase agreements, uncovered short sales, and other techniques. A Fund will incur obligations to pay interest while the
borrowings are outstanding, resulting in an increase in expenses.   If a Fund
makes
additional investments while borrowings are outstanding, this may be considered a form of leverage. Amounts borrowed to leverage the investments of a Fund may be secured by the securities held by the Fund. Leverage generally will exaggerate the effect of any gain or loss in the market value of a Fund's portfolio securities. All borrowings by a Fund cannot exceed one-third of its total assets.

SECURITIES LENDING.
Each Fund may lend securities to financial institutions such as banks, broker/dealers and other recognized institutional investors in amounts up to 30% of the Fund's total assets. These loans earn income for the Fund and are collateralized by cash, securities, letters of credit or any combination thereof. The Fund might experience loss if the financial institution defaults on the loan.

FOREIGN CURRENCY TRANSACTIONS
Each Fund may enter into foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions.

Each Fund may also enter into foreign currency transactions to protect Fund assets against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to a Fund.

OPTIONS
The Funds may deal in options on securities, securities indices and foreign currencies. The Funds may use options to manage stock prices, interest rate and currency risks. A Fund may not purchase or sell options if more than 25% of its net assets would be hedged. The Funds may also write covered call options and secured put options to seek to generate income or lock in gains on up to 25% of their net assets.

FUTURES AND OPTIONS ON FUTURES The Funds may enter into futures contracts, or options thereon, involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. Unlike certain stock and foreign currency options in which one party to the option contract may be required to deliver the underlying asset, an index futures contract does not require physical delivery of the underlying asset. Instead, an index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck.

As a general rule, no Fund will purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged.


RISKS OF FUTURES AND OPTIONS TRANSACTIONS When a Fund uses options, futures and options on futures as hedging devices, there is a risk that the prices of the hedging vehicles may not correlate perfectly with the prices of the securities in the portfolio. This may cause the futures contract and any related options to react differently than the Fund's portfolio securities to market or currency rate changes. In addition, the Investment Adviser could be incorrect in its expectations about the direction or the extent of market, interest rate or currency movements. In these events, a Fund could lose money on the futures contracts or options.


It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Investment Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market will exist for these instruments.

FOR MORE INFORMATION

One document is available that offers further information on the Nicholas/Applegate Mutual Funds:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the Funds.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus.

To request a free copy of the current SAI, please call or write:

Nicholas Applegate Mutual Funds
P.O. Box 82169
San Diego, CA  92138-2169
Telephone:  (800) 551-8643